Depreciation, Amortization and Impairment Losses	12 Months Ended
Dec. 31, 2017
Disclosure Of Depreciation Amortization And Impairment [Abstract]
Depreciation, Amortization and Impairment Losses
28.	DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES.

The detail of depreciation, amortization and impairment losses for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Depreciation	(145,873,065)	(155,826,620)	(148,421,514)
Amortization	(6,811,041)	(5,833,990)	(4,780,148)
Subtotal	(152,684,106)	(161,660,610)	(153,201,662)
Impairment (Losses) Reversals (*)	(7,937,817)	(35,926,710)	3,054,903
Total	(160,621,923)	(197,587,320)	(150,146,759)

	Balance as of
(*) Impairment Losses	Generation			Distribution			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Impairment losses of financial assets (See Note 8.d)	55,494	—	(371,558)	(7,993,311)	(5,141,179)	(6,738,750)	(7,937,817)	(5,141,179)	(7,110,308)
Impairment losses of property, plant and equipment (See Note 15)	—	(30,785,531)	10,165,211	—	—	—	—	(30,785,531)	10,165,211
Total	55,494	(30,785,531)	9,793,653	(7,993,311)	(5,141,179)	(6,738,750)	(7,937,817)	(35,926,710)	3,054,903